PROVISIONS (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure of other provisions [abstract]
Schedule of Changes in Provisions

(in millions of Euros)	Close down and environmental remediation costs	Restructuring costs	Legal claims and other costs	Total
At January 1, 2023	86	—	25	111
Allowance	—	—	1	1
Amounts used	(1)	—	(1)	(2)
Unused amounts reversed	—	—	(1)	(1)
At June 30, 2023	85	—	24	109

Of which non-current	74	—	15	89
Of which current	11	—	9	20
Total provisions	85	—	24	109

Schedule of Legal Claims and Other Costs

(in millions of Euros)	At June 30, 2023	At December 31, 2022
Litigation	15	15
Disease claims	9	10
Total provisions for legal claims and other costs	24	25